Principal Financing Arrangements	9 Months Ended
Jan. 31, 2022
Principal Financing Arrangements
Principal Financing Arrangements

Note 5 – Principal Financing Arrangements

The following table summarizes components debt as of January 31, 2022 and April 30, 2021:

	January 31, 2022	April 30, 2021	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.0%
Notes payable – related parties	22,860	22,860	0.0%
U.S. SBA loan	—	1,885,800	1.0%
U.S. SBA loan	500,000	500,000	3.75%
U.S. SBA loan	1,885,800	1,885,800	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total Debt	3,442,984	5,328,784
Less: current portion of long-term debt	1,008,601	2,942,984
Total long-term debt	$2,434,383	$2,385,800

As of January 31, 2022 and April 30, 2021, the Company owed its principal lender (“Lender”) $1,000,000 under an amended loan and security agreement (“Loan”) dated July 26, 2014 and amended on October 31, 2017, October 31, 2020, January 31, 2021, April 30, 2021, January 28, 2022 and February 3, 2022. The Lender was the largest shareholder of the Company owning 32.6% of the shares issued and outstanding until the Company purchased Netcapital Funding Portal Inc. on November 5, 2020. With the purchase of Netcapital Funding Portal Inc., the Lender owns less than 10% of the Company and is no longer considered a related party. The interest rate is 8% per annum and the maturity date is April 30, 2023.

In connection with the financing, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell, lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow a lien on any of its assets or collateral that has been pledged to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures. To secure the payment of all obligations to the Lender, the Company granted to the Lender a continuing security interest and first lien on all of the assets of the Company.

As of January 31, 2022 and April 30, 2021, the Company’s related-party unsecured notes payable totaled $22,860.

The Company also owes $34,324 as of January 31, 2022 and April 30, 2021 to Chase Bank. The Company pays interest expense to Chase Bank, which is calculated at a rate of 5.5% per annum.

On May 6, 2020, the Company borrowed $1,885,800 (the “May Loan”), on June 17, 2020 the Company borrowed $500,000 (the “June Loan”), and on February 2, 2021, the Company borrowed $1,885,800 (the “February Loan”) from a U.S. Small Business Administration (“SBA”) loan program.

The May loan bore interest at a rate of 1% per annum and the SBA postponed any installment payments until September 6, 2021. In November 2021 the May Loan was forgiven in its entirety, including accrued interest of $18,502. As a result, the Company recognized debt forgiveness of $1,904,302 in the nine- and three-month periods ended January 31, 2022.

The June Loan required installment payments of $2,594 monthly, beginning on June 17, 2021, over a term of thirty years. However, the SBA has postponed the first installment payment for 12 months. Interest accrues at a rate of 3.75% per annum. The Company agreed to grant a continuing security interest in its assets to secure payment and performance of all debts, liabilities, and obligations to the SBA. The June Loan was personally guaranteed by the Company’s Chief Financial Officer.

The February loan bears interest at a rate of 1% per annum and the due date of the first payment is May 22, 2022. The Company intends to apply for forgiveness of the February Loan and believes it will be forgiven in its entirety.

Note 6 – Income Taxes

As of January 31, 2022 and April 30, 2021, the Company had net operating loss carryforwards for Federal income tax purposes of approximately $1,675,000 and $890,000, respectively, expiring in the years of 2022 through 2041.

For the nine- and three-month periods ended January 31, 2022, the Company recorded income tax expense of $548,000 and a tax benefit of $73,000, respectively. For the nine- and three- month periods ended January 31, 2021, the Company recorded income tax expense of $42,288 and $19,890, respectively.

As of January 31, 2022 and April 30, 2021, the Company had net deferred tax assets calculated at an expected federal rate of 21%, and a state rate of 8%, when applicable, or approximately $715,000 and $313,000, respectively. As a result of unrealized book gains on equity securities, the Company also has a deferred tax liability of $1,696,000 and $746,000 as of January 31, 2022 and April 30, 2021, respectively. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of January 31, 2022 and April 30, 2021 were as follows:

	January 31, 2022	April 30, 2021

Deferred tax assets, net:
Net operating loss carryforwards	$352,000	$141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	336,000	155,000
Deferred tax assets	715,000	313,000

Deferred tax liability
Unrealized gain	1,696,000	746,000

Net deferred tax liability	$(981,000)	$(433,000)